Intangible Assets, Net (Details) - Schedule of intagible assets, net - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,069,525	$ 7,158,140
Less: accumulated amortization	(924,346)	(763,002)
Intangible assets, net	6,145,179	6,395,138
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	7,042,551	7,126,411
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 26,974	$ 31,730